Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,391	$ 545
Restricted cash, current portion	69	255
Inventories	704	807
Trade accounts receivable, net	409	2,585
Prepayments and other assets	352	115
Total current assets	2,925	4,307
FIXED ASSETS, NET:
Vessels, net	105,922	107,992
Total fixed assets, net	105,922	107,992
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	3,500	3,404
Financial derivative instrument	3	28
Deferred charges, net	1,103	740
Prepayments and other assets		146
Total other non-current assets	4,606	4,318
Total assets	113,453	116,617
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	4,474	4,333
Trade accounts payable	4,658	4,746
Due to related parties	5,027	3,402
Hire collected in advance	1,374	422
Accrued and other liabilities	1,004	642
Total current liabilities	16,537	13,545
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	55,918	58,129
Promissory note	5,000	5,000
Total non-current liabilities	60,918	63,129
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,060,190 and 21,088,539 shares issued and outstanding at each of December 31, 2018 and June 30, 2019)	21	21
Additional paid-in capital	74,759	74,767
Accumulated deficit	(38,782)	(34,845)
Total stockholders' equity	35,998	39,943
Total liabilities and stockholders' equity	$ 113,453	$ 116,617